Schedule of bonds (Details) - Foreign currency member - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Issue amount		R$ 7,300,000
Borrowings		30,322,998	R$ 34,963,651
Outstanding amount		R$ 5,433,742
Bonds1 member
Disclosure of detailed information about borrowings [line items]
Issue date	[1]	Oct-2010 and Feb-2012
Issue amount	[1]	R$ 700,000
Maturity	[1]	no maturity date
Interest (% per year)	[1]	7.38%
Borrowings	[1]		2,598,350
Bonds2 member
Disclosure of detailed information about borrowings [line items]
Issue date	[1]	Jul-2011 and Jul-2012
Issue amount	[1]		750,000
Maturity	[1]	Jul-2041
Interest (% per year)	[1]	7.13%
Borrowings	[1]	R$ 3,296,917	4,019,404
Outstanding amount	[1]	R$ 590,792
Bonds3 member
Disclosure of detailed information about borrowings [line items]
Issue date	[1]	May-2012
Issue amount	[1]	R$ 500,000
Maturity	[1]	May-2022
Interest (% per year)	[1]	5.38%
Borrowings	[1]		1,500,304
Bonds4 member
Disclosure of detailed information about borrowings [line items]
Issue date	[1]	Feb-2014 and May-2014
Issue amount	[1]	R$ 750,000
Maturity	[1]	Feb-2024
Interest (% per year)	[1]	6.45%
Borrowings	[1]	R$ 3,417,741	4,000,875
Outstanding amount	[1]	R$ 612,444
Bonds5 member
Disclosure of detailed information about borrowings [line items]
Issue date	[1]	Oct-2017
Issue amount	[1]	R$ 500,000
Maturity	[1]	Jan-2023
Interest (% per year)	[1]	3.50%
Borrowings	[1]	R$ 593,964	1,034,179
Outstanding amount	[1]	R$ 106,436
Bonds6 member
Disclosure of detailed information about borrowings [line items]
Issue date		Oct-2017
Issue amount		R$ 1,250,000
Maturity		Jan-2028
Interest (% per year)		4.50%
Borrowings		R$ 6,695,263	6,633,913
Outstanding amount		R$ 1,199,760
Bonds7 member
Disclosure of detailed information about borrowings [line items]
Issue date		Nov-19
Issue amount		R$ 1,500,000
Maturity		Jan-2030
Interest (% per year)		4.50%
Borrowings		R$ 8,527,701	7,941,207
Outstanding amount		R$ 1,528,125
Bonds8 member
Disclosure of detailed information about borrowings [line items]
Issue date		Nov-19
Issue amount		R$ 750,000
Maturity		Jan-2030
Interest (% per year)		5.88%
Borrowings		R$ 4,287,829	3,992,933
Outstanding amount		R$ 768,359
Bonds9 member
Disclosure of detailed information about borrowings [line items]
Issue date	[2]	Jul-2020
Issue amount	[2]	R$ 600,000
Maturity	[2]	Jan-2081
Interest (% per year)	[2]	8.50%
Borrowings	[2]	R$ 3,503,583	R$ 3,242,486
Outstanding amount	[2]	R$ 627,826

[1]	Prepayments were made in 2021 in the total amount of US$1.3 billion (R$6.9 billion).
[2]	The bond is recorded as a financial liability. According to the specific methodology applied by some rating agencies to calculate leverage, and only for such purpose, 50% of this bond is classified as a hybrid equity instrument. It can be repaid by the Company at par value in the 5th, 10th and 20th years.